Fair Value Measurements - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retail | Minimum
Debt Instrument [Line Items]
Fair value assumption, interest rate	5.03%	4.74%
Retail | Maximum
Debt Instrument [Line Items]
Fair value assumption, interest rate	6.97%	7.13%
7.25% 2063 Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	7.25%
7.25% 2064 Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	7.25%
6.95% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	6.95%
6.7% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	6.70%